Financial Risk Management - Sensitivity Analysis for Interest Rate Risk on Profit or Loss Before Tax and Shareholders' Equity (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Variable interest rate risk: Increase of 50 basis points [Member] | Shareholder's equity [Member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	¥ (79)	¥ (75)
Variable interest rate risk: Increase of 50 basis points [Member] | Shareholder's equity [Member] | Debt Instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(145)
Variable interest rate risk: Increase of 50 basis points [Member] | Profit And Loss From Continuing Operations [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(115)	(110)
Variable interest rate risk: Increase of 50 basis points [Member] | Profit And Loss From Continuing Operations [member] | Debt Instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(212)
Variable interest rate risk: Decrease of 50 basis points [Member] | Shareholder's equity [Member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	16	13
Variable interest rate risk: Decrease of 50 basis points [Member] | Shareholder's equity [Member] | Debt Instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	86
Variable interest rate risk: Decrease of 50 basis points [Member] | Profit And Loss From Continuing Operations [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	23	¥ 19
Variable interest rate risk: Decrease of 50 basis points [Member] | Profit And Loss From Continuing Operations [member] | Debt Instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	¥ 125